SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cost		$ 72,259	$ 66,213
Accumulated amortization		(63,215)	(40,383)
Opening net book value		9,044	25,830
Additions		778	7,961
Disposals		(68)
Reclassification
Impairment	[1]		(16,155)
Depletion and amortization		(5,274)	(7,528)
Exchange differences	[2]	201	(1,064)
Closing net book value		4,681	9,044
Cost		74,487	72,259
Accumulated amortization and impairment		(69,806)	(63,215)
Mining Properties [Member]
IfrsStatementLineItems [Line Items]
Cost		41,962	36,400
Accumulated amortization		(36,589)	(21,930)
Opening net book value		5,373	14,470
Additions		713	4,441
Disposals
Reclassification			2,131
Impairment	[1]		(10,471)
Depletion and amortization		(3,885)	(4,532)
Exchange differences	[2]	124	(666)
Closing net book value		2,325	5,373
Cost		43,687	41,962
Accumulated amortization and impairment		(41,362)	(36,589)
Mining Equipment [Member]
IfrsStatementLineItems [Line Items]
Cost		21,995	21,272
Accumulated amortization		(19,305)	(12,552)
Opening net book value		2,690	8,720
Additions		7	516
Disposals		(68)
Reclassification		(630)	875
Impairment	[1]		(4,715)
Depletion and amortization		(262)	(2,373)
Exchange differences	[2]	55	(333)
Closing net book value		1,792	2,690
Cost		20,779	21,995
Accumulated amortization and impairment		(18,987)	(19,305)
Processing Equipment [Member]
IfrsStatementLineItems [Line Items]
Cost		6,367	6,075
Accumulated amortization		(5,942)	(5,079)
Opening net book value		425	996
Additions		58	263
Disposals
Reclassification		744	196
Impairment	[1]		(738)
Depletion and amortization		(1,019)	(275)
Exchange differences	[2]	21	(17)
Closing net book value		229	425
Cost		8,895	6,367
Accumulated amortization and impairment		(8,666)	(5,942)
Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Cost			522
Accumulated amortization
Opening net book value			522
Additions			2,711
Disposals
Reclassification			(3,202)
Impairment	[1]
Depletion and amortization
Exchange differences	[2]		(31)
Closing net book value
Cost
Accumulated amortization and impairment
Corporate and Right of Use Assets [Member]
IfrsStatementLineItems [Line Items]
Cost		1,935	1,944
Accumulated amortization		(1,379)	(822)
Opening net book value		556	1,122
Additions			30
Disposals
Reclassification		(114)
Impairment	[1]		(231)
Depletion and amortization		(108)	(348)
Exchange differences	[2]	1	(17)
Closing net book value		335	556
Cost		1,126	1,935
Accumulated amortization and impairment		$ (791)	$ (1,379)

[1]	On January 5, 2022, the Company announced that it was assessing the economic viability of mining at Platosa at achievable dewatering rates and with acceptable capital expenditures, beyond mid-2022. The mineral resources remaining beyond mid-2022 steepen significantly, with fewer vertical-tonnes-per-metre than historically encountered. Based on the recent drilling results and consideration of current and expected economic factors, the Company expects to wind down operations at Platosa during Q3 2022.
[2]	Unrealized foreign exchange losses on translation of Mexican peso assets at the period-end exchange rate.